(Lifecycle 2050 Trust)
Investment Objective
To seek high total return until the fund's target retirement date.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Lifecycle 2050 Trust)		Series I	Series II	NAV
Management fee	[1]	0.06%	0.06%	0.06%
Distribution and service (12b-1) fees	[1]	0.05%	0.25%	none
Other Expenses	[1]	0.09%	0.09%	0.09%
Acquired fund fees and expenses	[1][2]	0.78%	0.78%	0.78%
Total annual fund operating expenses	[1]	0.98%	1.18%	0.93%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.
[2]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Lifecycle 2050 Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	100	312
Series II	120	375
NAV	95	296

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2050. Over time, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined "glide path" set forth below although the subadvisor may at times determine in light of prevailing market or economic conditions that the fund's asset allocations should vary from those indicated by the "glide path" in order to preserve the fund's assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds. The subadvisor may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as "neutral" allocations because they do not reflect active decisions made by the subadvisor to produce an overweight or an underweight position in a particular asset class based on the subadvisor's market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadvisor's allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds' subadvisors.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks —Hedging, derivatives and other strategic trans actions risk" including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadvisor will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance

This section normally shows how the fund's total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.